Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Borrowings
20.	Borrowings
The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of transaction costs, presented on the consolidated statements of financial position as current and non-current
as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Senior Bonds	530,506	—
Bonds	—	394,129
Aztiq Convertible Bond	65,793	—
Alvogen Facility	64,588	—
Convertible Bonds	32,441	—
Other borrowings	71,242	6,782

Total outstanding borrowings, net of debt issue costs	764,570	400,911
Less: current portion of borrowings	(19,916)	(2,771)

Total non-current borrowings	744,654	398,140

Convertible shareholder loans
In connection with the Business Combination Agreement (see Note 1.1), on 7 December 2021, the Group’s shareholders entered into the BCA Framework Agreement resulting in the exercise of the conversion, warrant, and funding rights associated with the convertible shareholder loans. As a result, the following issuances of Class A ordinary shares occurred:

•	1,522,103 shares from the exercise of warrant and funding rights in exchange for $101.3 million of cash;

•	1,137,248 shares from the exercise of warrant rights in exchange for the settlement of $73.7 million of accrued payment-in-kind interest; and

•	2,306,555 shares resulting from the conversion of $166.8 million of outstanding principal and accrued payment-in-kind interest.
In connection with these exercises, for the year ended 31 December 2021, the Group recognized finance income of $48.7 million resulting from the remeasurement of the derivative liabilities at the date of extinguishment and a $149.2 million gain on extinguishment of financial liabilities, which primarily reflects the difference between the carrying amount of the pre-transaction
convertible shareholder loans and the related derivative financial liabilities and the fair value of the ordinary shares issued. In addition, the gain on extinguishment of financial liabilities includes transaction costs incurred as part of the extinguishment, the acceleration of previously deferred debt issue costs incurred in connection with the issuance of the convertible shareholder loans and the acceleration of previously unamortized accretion of the convertible shareholder loans.
Convertible bonds, Bonds and Senior Bonds
Convertible bonds
On 14 December 2018, the Group issued $300.0 million of convertible bonds to multiple third parties. The offering included $125.0 million of Tranche A bonds that included a guarantee from Alvogen and a 10
%

bonus if the bondholders converted at the time of an IPO. In addition, $175.0 million of Tranche B bonds were issued that do not have a g uarantee
but include a 25% bonus if the bondholders elect to convert at the time of an IPO. The bonds offered a 15%
payment-in-kind
interest rate and a put option to sell the bond back to the Group if an IPO had not occurred within three years from the original date of issuance.
The Group recorded $
5.4
 million, recorded as a component of finance income in the consolidated statements of profit or loss and other comprehensive income or loss for the year ended 31 December 2020. Fair value measurements of the derivative financial liabilities are set out in Note 27.
Bonds
On 24 June 2021, holders of the Group’s convertible bonds converted $100.7 million of principal and accrued interest and $4.8 million of additional premium offered by the Group to the bondholders into 455,687 Class A ordinary shares. Following the conversion, certain bondholders elected to redeem their remaining bonds for cash, resulting in the payment of $55.3 million in outstanding principal and accrued interest plus an additional $6.1 million of premium that the bondholders elected to be paid in cash.
The remaining unconverted and unredeemed bonds were replaced with new bonds with an extended maturity of June 2025 and the elimination of conversion rights, among other amendments to the terms and conditions. The Group offered the holders of the replaced bonds an extension premium of $8.1 million for their agreement to extend the maturity of the replaced bonds to June 2025, as well as an additional premium of $2.6 million, both of which were granted to the bondholders in the form of additional bonds. The Group also issued an additional $113.8 million of bonds to one previous bondholder and one new bondholder. On the date of issuance, the fair value and the nominal value of the bonds was $358.8 million and $397.4 million, respectively. The difference between the nominal value and fair value was recognized as a discount that will be amortized over the term of the bonds.
The Group determined that the 24 June 2021 transaction was a substantial modification to its convertible bonds and the associated derivative financial liability and accounted for the transaction as an extinguishment. As a result, the Group recognized a gain on extinguishment of financial liabilities of $2.6 million during the year ended 31 December 2021, primarily driven by the difference between the fair value of the post-transaction bonds and the carrying amount of the pre-transaction
bonds. The gain on extinguishment of financial liabilities also includes the following:

•	Transaction costs and fees incurred as part of the extinguishment;

•	The acceleration of previously deferred debt issue costs incurred in connection with the issuance of the pre-transaction bonds; and

•	The acceleration of previously unamortized accretion of the pre-transaction bonds.
Prior to the extinguishment of the convertible bonds and as noted above, the bondholders had the option to convert the bonds into Class A ordinary shares up to fourteen days prior to maturity. This conversion right was separately accounted for as a derivative financial liability. During the period from 1 January 2021 to 24 June 2021, there was no change in fair value of the derivative financial liability.
As of 31 December 2021, the carrying amount of the bonds was
$363.1 million. Accrued interest on the bonds as of 31 December 2021 is $31.0 million. The Group has the option, at any time, to prepay all or any part of the outstanding bonds. If the Group elects to prepay the bonds within the first three years of the bond agreement, the bondholders are entitled to be paid an additional premium of at least 2.0% of the outstanding principal at the time of such prepayment.

In January and June of 2022, the Group amended the terms of the outstanding bonds. The amendments resulted in the following:

•
Following the close of the Business Combination, the interest rate will range from 7.5% to 10.0% depending on the amount of aggregate net proceeds, as defined by the terms of the amended bond agreement;

•	A $7.4 million consent fee, recognized as finance costs, paid to the bondholders who did not vote against the Business Combination Agreement;

•	The requirement for Alvotech to maintain a minimum of $25.0 million of restricted cash in a separate liquidity account; and

•
A decrease in the interest rate to 7.5%, following the closing of the Business Combination, if the Company issues additional shares within six months of the Closing Date, resulting in the Company exceeding the amount of aggregate net proceeds, as defined in the bond agreement.

As a result of the closing of the Business Combination, there was a change in future cash flows on the bonds related to the increase in interest rate from 7.5% to 10.0%. The Company remeasured the carrying value in accordance with IFRS 9 to the present value of the revised cash flows and recognized a $6.5 million loss on the remeasurement of the bonds.
Senior Bonds
On 16 November 2022, the Group amended and upsized the outstanding bonds by $70.0 million. The amended bond agreement (the “Senior Bonds”) resulted in the following:

•	An increase in principal from $455.7 million at the time of the amendment, to $525.7 million;

•
An increase in the interest rate, resulting in a range from 10.75% to 12.0% depending on the occurrence of certain events, as defined by the terms of the agreement. The Group accounted for this interest rate feature (the “Senior Bond Interest Rate Feature”) as an embedded
derivative, classified as an other current asset in the consolidated statement of financial position as of 31 December 2022;

•	Amended the terms of the related party loans from Alvogen, setting forth subordination conditions;

•
Contingently issuable penny warrants (exercise price of $0.01) to the bondholders (the “Senior Bond Warrants”) if certain events occur, issuable in two tranches representing 1.5% and 1.0% of the fully diluted ordinary share capital, as defined in the Senior Bonds agreement (see Note 27).

The Group determined that the 16 November 2022 transaction was a substantial modification to its bonds and accounted for the transaction as an extinguishment. As a result, the Group recognized a loss on extinguishment of financial liabilities of $40.9 million, including $12.1 million of transaction costs, during the year ended 31 December 2022, primarily driven by the difference between the fair value of the post-transaction
Senior Bonds and the Senior Bond Warrants and the carrying amount of the pre-transaction
bonds. The loss on extinguishment of financial liabilities includes the following:

•	Extinguishment of bonds with a carrying value of $440.1 million, including $4.8 million of accrued interest;

•	Net cash proceeds of $57.9 million, including transaction costs paid of $12.1 million;

•	Recognition of a $4.6 million derivative asset for the Senior Bond Interest Rate Feature;

•	Recognition of $528.2 million and $15.4 million representing the fair value of the new Senior Bonds and Senior Bond Warrants (see Note 27), respectively.

As of 31 December 2022, the carrying amount of the Senior Bonds is $530.5 million. Accrued interest on the Senior Bonds as of 31
December
2022 is $2.6 million. The Group has the option, at any time, to prepay all or any part of the outstanding bonds.

The Group has pledged its intellectual property as collateral for the Senior Bonds.
Aztiq Convertible Bond
On 16 November 2022 the Group issued a convertible bond (the “Aztiq Convertible Bond”) to ATP Holdings ehf. for the Share Purchase Agreement and the acquisition of the Alvotech Facility (See Note 12). The Aztiq
Convertible Bond has a principal amount of $80.0
 million and carries an interest rate of
12.50% per annum. Interest
is
payable in
six-month
intervals and is capitalized and added to the outstanding principal amount of the bonds. The maturity date of the convertible bond is the later of the (i) 16 November 2025 or (ii) 91 days after the earlier of the full redemption or the final maturity date of the Senior Bonds. Bondholders have the right to convert their outstanding bonds into ordinary shares of Alvotech on December 31, 2023, June 30, 2024, or when the bond has been called or put up for redemption, including on the maturity date, for a conversion price is $10.00 per share.
The conversion feature (the “Aztiq Conversion Feature”) was determined to be an embedded derivative as the economic characteristics and risks are not closely related to the debt host. The Group classified the Aztiq Conversion Feature as equity due to the conversion price having preservation and passage of time adjustments that meet fixed-for-fixed
criteria. As a result, the Group recognized the following related to the Aztiq Convertible Bond:

•	$64.0 million related to the debt host;

•	$16.0 million related to the Aztiq Conversion Feature;

•	$30.0 million related to the loans (the “Facility Loans”) on the building, which were assumed by the Group as part of the asset acquisition.
As of 31 December 2022, the carrying amount of the Aztiq Convertible Bond is $65.8 million. Accrued interest on the Aztiq Convertible Bond as of 31 December 2022 is $0.5 million.
Facility Loans
As noted above, the Group assumed the Facility Loans as part of the asset acquisition for the Facility. On 9 December 2022, the Group extinguished the assumed loans from Arion banki hf., with an outstanding balance of $
30.9 million, with new loans from Landsbankinn hf. for $48.8 million, and carries variable interest rate, currently 8.3% and 9.3% per annum. The refinancing resulted in net cash proceeds of $17.2 million after transaction costs paid.
As of 31 December 2022, the carrying amount of the Facility Loans is $48.8 million. Accrued interest on the Facility Loans as of 31 December 2022 is $0.3 million.
Related party loans and Alvogen Facility
In connection with an undertaking by Alvotech shareholders to ensure that Alvotech was sufficiently funded through the closing of the Business Combination by providing at least $50.0 million for the operations of the Group, Alvogen and Aztiq provided interest free loan advances to Alvotech. On 22 February 2022, Alvotech borrowed $15.0 million under the facility from Alvogen, as lender. On 29 March 2022, Alvotech withdrew an additional amount of $10.0 million under the facility, for aggregate indebtedness of $25.0 million. On 11 March 2022, Alvotech borrowed $15.0 million under the facility from Aztiq, as lender. On 31 March 2022, Alvotech withdrew an additional amount of $10.0 million under the facility, for aggregate indebtedness of $25.0 million.

On 12 July 22, the Company entered into settlement agreements with both Aztiq and Alvogen for the $
25.0
 million in related party loans provided by each party. As a result of the settlement agreements, Aztiq and Alvogen each received
2,500,000
Ordinary Shares. The settlement was accounted for as an extinguishment of financial liabilities. In accordance with IFRS 9, the difference between the fair value of the consideration paid for the settlement, which was determined to be $
32.2
 million, and the extinguished financial liabilities of $
50.0
 million was recognized as a gain on the extinguishment of financial liabilities in the consolidated statement of profit or loss and other comprehensive income or loss.

On 11 April 2022, Alvotech entered into a loan agreement with Alvogen, as lender, for a loan of up to $40.0 million bearing an interest rate of 10% per annum. The loan was drawable in two separate installments of $20.0 million each. On 12 April 2022, Alvotech withdrew the first installment of $20.0 million. Alvotech withdrew a second installment of $20.0 million on 9 May 2022 for aggregate indebtedness of $40.0 million.
On 1 June 2022, Alvotech also entered into a loan agreement with Alvogen, as lender, for a loan of $20.0 million bearing an interest rate of 10% per annum. Alvotech withdrew the entire loan amount of $20.0 million on 1 June 2022.
In connection with the 16 November 2022 bond amendment, Alvotech entered into a subordinated loan agreement with Alvogen (the “Alvogen Facility”). As part of the subordinated loan agreement, the Group agreed to the following:

•
Rollover the $63.3
 million outstanding, which includes $3.3 million of accrued interest, under the Alvogen loans, into the new subordinated loan agreement, and withdraw an additional $
50.0 million in loans;

•	The interest rate was increased from 10% per annum to 17.5% per annum on the outstanding amounts under the loan facility;

•	A repayment date of 91 days after the full redemption or the final maturity date of the Senior Bonds;

•
Contingently issuable penny warrants to the bondholders (the “Alvogen Facility Warrants”) if certain events occur, representing 4.0% of the fully diluted ordinary share capital, as defined in the Alvogen Facility agreement.

The Group determined that the 16 November 2022 transaction was a substantial modification to its related party loans and accounted for the transaction as an extinguishment. As a result, the Group recognized the following:

•	Extinguishment of bonds with a carrying value of $63.2 million, including $3.2 million of accrued interest;

•	Net cash proceeds of $50.0 million;

•	Recognition of $113.2 million and $1.3 million representing the fair value of the new Alvogen Facility and Alvogen Facility Warrants, respectively.
On 20 December 2022, the Company repaid $50.0
 million under the Alvogen Facility, with proceeds from the Convertible Bonds. As a result, Alvotech extinguished the liability to issue the Alvogen Facility Warrants.
As of 31 December 2022, the carrying amount of the loans is $64.6 million.
Convertible Bonds
On 20 December 2022 the Group issued two tranches of convertible bonds (the “Convertible Bonds”). Tranche A is ISK denominated with a principal balance of $59.1 million, of which $3.5 million in cash

proceeds were received subsequent to 31 December 2022 (see Note 18), and carries an annual
payment-in-kind
interest rate of 15% per year, while Tranche B is USD denominated with a principal balance of $0.6 million and carries an annual payment-in-kind
interest rate of 12.5% per year. The maturity date of the Convertible Bonds is the later of the (i) 20 December 2025 or (ii) 91 days after the earlier of the full redemption or the final maturity date of the Senior Bonds. Holders of both the Tranche A and Tranche B Convertible Bonds, may elect, at their sole discretion, to convert all or part of the principal amount and accrued interest into Alvotech Ordinary Shares at a conversion price of $10.00 per share on
December 31, 2023, or June 30, 2024.
The conversion features (the “Tranche A Conversion Feature” and “Tranche B Conversion Feature”) for both the Tranche A and Tranche B Convertible Bonds were determined to be embedded derivatives as the economic characteristics and risks are not closely related to the debt host. The Group classified the Tranche A Conversion Feature as a liability due to the variability created by conversion rates resulting from the tranche being denominated in ISK and was determined to have a fair value of $
24.9
 million at issuance date (see Note 27 for further details). The Group classified the Tranche B Conversion Feature as equity due to the conversion price having preservation and passage of time adjustments that meet the fixed-for-fixed
criteria.
As of 31 December 2022, the carrying amount of the Tranche A and Tranche B Convertible Bond is $31.9 million and $0.5 million, respectively.
Other borrowings
In 2015 and 2016, the Group entered into several term loan agreements with a financial institution for a total principal amount of $25.9 million. The loan agreements set forth terms and conditions between the Group and the financial institution, inclusive of certain representations and non-financial
covenants. Per the terms of the loan agreements, the loans mature throughout late 2023 and into the second half of 2024, depending on the issuance date of each loan. Interest on the loans is variable interest rate of USD SOFR plus a margin of 4.95%, payable on a monthly basis. Interest accrued and unpaid at the end of each interest period increases the principal obligations owed by the Group to the financial institution. As of 31 December 2022 and 2021, the outstanding balance on the loans, including accrued interest, is $3.2 million and $5.7 million, respectively. The Group is in compliance with all representations and non-financial
covenants required by these agreements. In addition, the Group has pledged property, plant and equipment as collateral to secure these borrowings, as further described in Note 12.
In 2021, the Group entered into two loan agreements with two separate lenders, Origo hf. and Arion banki hf. The outstanding balance on the borrowings held with Origo hf. and Arion banki hf., including accrued interest, was $0.2 million and $0.3 million as of 31 December 2022 and 31 December 2021, respectively. The loans mature in late 2023 and 2024.
On 22 February 2022, the Group entered into a credit facility agreement with Landsbankinn hf. with the ability to draw down an amount up to $18.3 million. The credit facility is in place to help finance equipment purchases in the future. Per the terms of the credit facility, any borrowings are required to be paid by 1 August 2023 and have a variable interest rate of USD SOFR plus a margin of 4.95%. As of 31 December 2022, the outstanding balance on the credit facility was $14.0 million, including accrued interest.
On 22 February 2022, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $3.2 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in February 2029. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2022, the outstanding balance on the loan was $2.9 million, including accrued interest.

On 8 August 2022, the Group entered into a loan agreement with Landsbankinn hf. for a principal amount of $1.8 million. The loan is in place to help finance equipment purchases. Per the terms of the loan agreement, annuity payments are due monthly with a final maturity in August 2029. The loan has a variable interest rate of USD SOFR plus a margin of 4.25%. As of 31 December 2022, the outstanding balance on the loan was $1.8 million, including accrued interest.
Movements in the Group’s outstanding borrowings during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Borrowings, net at 1 January	400,911	567,899
Borrowings converted to equity	—	(105,501)
Redemption of borrowings	—	(34,899)
Paid payment-in-kind interest	—	(19,200)
Premium on redeemed and unredeemed bonds	—	15,472
Change in fair value upon extinguishment of convertible shareholder loans	—	32,114
Recognition of deferred debt issue costs	(2,889)	—
Accretion/derecognition of borrowings discount	35,065	5,506
Recognition of new borrowings discount	(43,241)	(34,302)
Proceeds from new borrowings	467,196	114,282
Loans from related party converted to equity	(50,000)	(240,542)
Repayments of borrowings	(83,951)	(2,597)
Accrued interest	40,424	89,958
Amortization of deferred debt issue costs	23	12,754
Foreign currency exchange difference	1,032	(33)

Borrowings, net at 31 December	764,570	400,911

The weighted-average interest rates of outstanding borrowings for the years ended 31 December 2022, 2021, and 2020 are 12.41%, 14.83% and 14.85%, respectively.
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Within one year	19,916	2,771
Within two years	3,804	2,920
Within three years	696,646	622
Within four years	3,374	394,222
Thereafter	40,830	376

	764,570	400,911